Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED GOVERNMENT INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2019